Inventories (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Inventories
Raw materials	$ 201,689,909	¥ 1,387,287,531	¥ 414,172,830
Work-in-process	256,579	1,764,835	2,681,530
Finished goods	7,595,044	52,241,134	17,331,071
Total inventories	$ 209,541,532	1,441,293,500	434,185,431
Raw materials
Inventories
Amount pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0